Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.2%)
Brazil (8.7%)
	Petroleo Brasileiro SA ADR (XNYS)	1,290,710	17,231
	Vale SA Class B ADR	796,866	12,096
	Ambev SA	3,019,766	8,513
	Cia Energetica de Minas Gerais Preference Shares	3,241,080	8,014
	Raizen SA Preference Shares	4,009,735	4,848
	Banco Bradesco SA ADR	1,065,318	4,570
	Itau Unibanco Holding SA Preference Shares	921,200	4,394
	Itau Unibanco Holding SA ADR	869,703	4,105
*	Azul SA ADR	158,231	2,620
	Petroleo Brasileiro SA ADR	215,354	2,614
	B3 SA - Brasil Bolsa Balcao	877,100	2,415
	Petroleo Brasileiro SA	315,273	2,094
	Light SA	887,000	1,939
	Banco Bradesco SA Preference Shares	381,700	1,639
	Cia de Saneamento Basico do Estado de Sao Paulo	146,347	1,030
	Caixa Seguridade Participacoes SA	536,036	909
	Gerdau SA Preference Shares	96,600	507
	Raia Drogasil SA	113,870	497
	Magazine Luiza SA	309,620	408
	Localiza Rent a Car SA	35,469	391
	Hypera SA	57,624	338
	Notre Dame Intermedica Participacoes SA	24,594	330
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	84,500	278
			81,780
Canada (1.0%)
	First Quantum Minerals Ltd.	210,316	5,180
	Lundin Mining Corp.	340,666	2,838
	Parex Resources Inc.	72,110	1,534
*	Valeura Energy Inc.	264,800	92
			9,644
China (26.5%)
	Tencent Holdings Ltd.	575,571	36,067
*	Alibaba Group Holding Ltd.	1,558,169	24,422
	China Merchants Bank Co. Ltd. Class H	1,274,789	10,655
*,1	Meituan Class B	292,392	8,723
	Ping An Insurance Group Co. of China Ltd. Class H	1,006,527	7,988
*	Trip.com Group Ltd. ADR	281,856	7,500
	China Construction Bank Corp. Class H	8,724,694	6,695
	China Overseas Land & Investment Ltd.	1,950,575	5,757
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	59,200	5,718
*	Aluminum Corp. of China Ltd. Class H	9,023,233	4,749
	Contemporary Amperex Technology Co. Ltd. Class A	46,905	4,530

		Shares	Market Value ($000)
*	Baidu Inc. ADR	27,944	4,464
	Zijin Mining Group Co. Ltd. Class H	3,306,446	4,292
	Anhui Conch Cement Co. Ltd. Class H	798,391	4,223
	Baoshan Iron & Steel Co. Ltd. Class A	3,633,568	4,052
	Li Ning Co. Ltd.	404,268	3,945
	Geely Automobile Holdings Ltd.	1,745,002	3,778
*	JD.com Inc. Class A	99,347	3,765
*	Baidu Inc. Class A	186,536	3,695
	Ping An Bank Co. Ltd. Class A	1,438,474	3,609
*	Shanghai International Airport Co. Ltd. Class A	439,807	3,512
*,1	JD Logistics Inc.	1,135,831	3,381
[1]	WuXi AppTec Co. Ltd. Class H	219,046	3,142
*	XPeng Inc. Class A ADR	84,628	2,970
	Industrial & Commercial Bank of China Ltd. Class H	4,852,666	2,940
	China Longyuan Power Group Corp. Ltd. Class H	1,307,350	2,667
*	Brilliance China Automotive Holdings Ltd.	3,486,000	2,638
*	Dongfeng Motor Group Co. Ltd. Class H	2,838,000	2,503
*	Nine Dragons Paper Holdings Ltd.	2,355,888	2,353
	China Tourism Group Duty Free Corp. Ltd. Class A	69,296	2,273
	Weichai Power Co. Ltd. Class H	1,214,408	2,204
	Haier Smart Home Co. Ltd. Class H	544,600	2,183
	Muyuan Foods Co. Ltd.Class A	241,670	2,104
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	432,854	1,912
*	KE Holdings Inc. ADR	87,676	1,910
	Midea Group Co. Ltd. Class A	159,986	1,860
	ANTA Sports Products Ltd.	121,213	1,820
	Yunnan Energy New Material Co. Ltd. Class A	43,600	1,754
	Shenzhou International Group Holdings Ltd.	93,700	1,739
[1]	CSC Financial Co. Ltd. Class H	1,336,657	1,507
[1]	Pharmaron Beijing Co. Ltd. Class H	118,086	1,502
	China Gas Holdings Ltd.	824,947	1,402
*	JD.com Inc. ADR	18,264	1,368
[1]	Ganfeng Lithium Co. Ltd. Class H	85,195	1,354
[1]	Longfor Group Holdings Ltd.	211,757	1,270
	Suofeiya Home Collection Co. Ltd. Class A	354,790	1,221
*	Alibaba Group Holding Ltd. ADR	9,310	1,171
*	Lufax Holding Ltd. ADR	227,315	1,130
	China Pacific Insurance Group Co. Ltd. Class H	368,122	1,121
*,1	Kuaishou Technology	95,900	1,096
	ENN Energy Holdings Ltd.	68,541	1,091
*	Yihai International Holding Ltd.	240,690	1,027
	BYD Co. Ltd. Class H	33,943	1,004
*	Zai Lab Ltd. ADR	19,946	991
	China National Building Material Co. Ltd. Class H	754,093	979
*	Kingdee International Software Group Co. Ltd.	419,075	960
	Country Garden Services Holdings Co. Ltd.	148,740	879
	Zhongsheng Group Holdings Ltd.	111,793	859
	Sinoma Science & Technology Co. Ltd. Class A	180,500	843
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	36,660	830
	CIFI Holdings Group Co. Ltd.	1,265,602	827
*,1	China Youran Dairy Group Ltd.	1,444,041	800
*	Tencent Music Entertainment Group ADR	120,430	744
*	Trip.com Group Ltd.	27,128	722
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	47,900	722
	China Oilfield Services Ltd. Class H	726,508	714
[1]	China Yangtze Power Co. Ltd. GDR	19,749	681
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	184,830	636
	Zhejiang Huayou Cobalt Co. Ltd. Class A	37,600	591

		Shares	Market Value ($000)
	Xtep International Holdings Ltd.	328,773	590
*	Air China Ltd. Class H	777,865	586
	Glodon Co. Ltd. Class A (XSHE)	60,100	585
*	Yatsen Holding Ltd. ADR	346,427	572
	NetEase Inc.	25,611	535
	CSPC Pharmaceutical Group Ltd.	439,199	534
*	Grand Baoxin Auto Group Ltd.	6,482,000	533
	China Yangtze Power Co. Ltd. Class A	150,600	520
	Sunac China Holdings Ltd.	382,018	471
	Proya Cosmetics Co. Ltd. Class A	17,520	469
*	Dada Nexus Ltd. ADR	39,391	430
	Yifeng Pharmacy Chain Co. Ltd. Class A	54,400	426
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	8,100	413
*	XPeng Inc. Class A	23,578	411
*	Burning Rock Biotech Ltd. ADR	44,762	403
	Venustech Group Inc. Class A	104,000	402
	Ping An Bank Co. Ltd. Class A (XSHE)	149,300	375
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	300,718	371
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	31,500	362
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	57,700	348
	Sany Heavy Industry Co. Ltd. Class A	101,200	323
	Angang Steel Co. Ltd.Class A	558,400	312
	Wuliangye Yibin Co. Ltd. Class A	9,300	293
	Yunnan Botanee Bio-Technology Group Co. Ltd.Class A	10,700	283
	Citic Pacific Ltd.	209,357	235
*	HUYA Inc. ADR	35,233	233
*,1	Asymchem Laboratories Tianjin Co. Ltd. Class H	6,708	233
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	27,170	213
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	19,716	207
	Amoy Diagnostics Co. Ltd. Class A	22,808	207
*,1	Venus MedTech Hangzhou Inc. Class H	45,977	178
	Jinyu Bio-Technology Co. Ltd. Class A	76,200	171
*,1	Remegen Co. Ltd. Class H	22,359	148
	Anker Innovations Technology Co. Ltd. Class A	9,300	137
*	Zai Lab Ltd.	2,759	130
*,1	Akeso Inc.	47,766	130
*	Kingsoft Cloud Holdings Ltd. ADR	15,232	129
*	Nayuki Holdings Ltd.	127,130	113
*,1	Wuxi Biologics Cayman Inc.	10,634	107
	Hualan Biological Engineering Inc. Class A	25,600	102
*	New Oriental Education & Technology Group Inc. ADR	60,896	87
*	TAL Education Group ADR	16,002	46
	Angang Steel Co. Ltd. Class H	103,662	45
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	4,600	42
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	100	5
*,2	Tianhe Chemicals Group Ltd.	4,142,000	—
			247,979
Czech Republic (0.8%)
	CEZ A/S	125,162	4,644
	Komercni banka A/S	55,233	2,449
			7,093
Egypt (0.0%)
*	Commercial International Bank Egypt SAE GDR (Registered)	1	—
Greece (0.6%)
*	Alpha Services and Holdings SA	2,831,071	4,284

		Shares	Market Value ($000)
	Hellenic Telecommunications Organization SA	63,689	1,238
			5,522
Hong Kong (5.1%)
*	Galaxy Entertainment Group Ltd.	1,838,094	10,645
	Pacific Basin Shipping Ltd.	17,322,308	7,394
	Orient Overseas International Ltd.	225,506	5,586
	Lenovo Group Ltd.	4,226,000	4,580
*	Yue Yuen Industrial Holdings Ltd.	2,572,000	4,343
*	Sands China Ltd.	1,088,659	3,036
	AIA Group Ltd.	274,837	2,869
*	Cathay Pacific Airways Ltd.	2,830,192	2,364
	VTech Holdings Ltd.	289,500	2,289
	Minth Group Ltd.	424,000	1,961
*	BeiGene Ltd. ADR	5,997	1,455
*,1	ESR Cayman Ltd.	137,206	465
*	Melco Resorts & Entertainment Ltd. ADR	18,774	198
*	Vitasoy International Holdings Ltd.	88,621	173
	Microport Scientific Corp.	52,746	152
*,1	Everest Medicines Ltd.	21,700	72
			47,582
Hungary (1.0%)
*	OTP Bank Nyrt	154,769	8,981
India (10.2%)
	Reliance Industries Ltd.	639,106	20,597
	Housing Development Finance Corp. Ltd.	202,882	6,923
*	Axis Bank Ltd.	601,367	6,298
	Larsen & Toubro Ltd.	225,500	5,811
	ICICI Bank Ltd. ADR	254,336	5,527
	Shriram Transport Finance Co. Ltd.	327,200	5,433
	UltraTech Cement Ltd.	50,811	4,938
	Aurobindo Pharma Ltd.	524,778	4,481
	Mahindra & Mahindra Ltd.	336,193	4,021
*	Bharti Airtel Ltd (XNSE)	399,830	3,927
	Tata Consultancy Services Ltd.	72,080	3,630
	Tech Mahindra Ltd.	170,176	3,397
	ICICI Bank Ltd.	273,025	2,933
	State Bank of India	377,274	2,748
[1]	HDFC Life Insurance Co. Ltd.	306,217	2,567
	Kotak Mahindra Bank Ltd.	80,999	2,030
	Piramal Enterprises Ltd.	61,771	1,994
*	IDFC First Bank Ltd.	2,389,128	1,510
	Power Grid Corp. of India Ltd.	385,039	1,116
	Infosys Ltd. ADR	45,265	1,067
[1]	ICICI Lombard General Insurance Co. Ltd.	52,443	969
	Hindustan Unilever Ltd.	31,377	959
	Dabur India Ltd.	97,810	706
	Apollo Hospitals Enterprise Ltd.	9,525	572
	Glenmark Life Sciences Ltd.	68,860	531
	Tata Steel Ltd.	29,118	429
*	Fortis Healthcare Ltd.	88,115	322
*	Bharti Airtel Ltd.	31,104	159
	Ambuja Cements Ltd.	23,360	115
			95,710
Indonesia (2.1%)
	Bank Rakyat Indonesia Persero Tbk PT	35,113,366	9,995
	Bank Mandiri Persero Tbk PT	6,701,000	3,511

		Shares	Market Value ($000)
	Semen Indonesia Persero Tbk PT	4,366,400	2,056
	Bank Central Asia Tbk PT	3,199,055	1,702
	Telkom Indonesia Persero Tbk PT	5,520,737	1,617
*	Mitra Adiperkasa Tbk PT	10,987,402	598
	Unilever Indonesia Tbk PT	396,460	112
			19,591
Japan (0.1%)
*	Universal Entertainment Corp.	32,100	660
	Nexon Co. Ltd.	30,600	577
			1,237
Kazakhstan (0.0%)
	NAC Kazatomprom JSC GDR	3,605	113
Kenya (0.1%)
*	Equity Group Holdings plc	2,492,414	1,108
Mexico (1.4%)
*	Cemex SAB de CV ADR	979,519	5,995
	Grupo Financiero Banorte SAB de CV Class O	820,724	5,202
	Wal-Mart de Mexico SAB de CV	363,867	1,237
	Grupo Mexico SAB de CV Series B	125,863	540
			12,974
Netherlands (0.2%)
	ASML Holding NV	2,305	1,561
Other (0.3%)
[3]	Vanguard FTSE Emerging Markets ETF	55,726	2,768
Philippines (0.3%)
	Bdo Unibank Inc.	842,347	2,239
	Ayala Land Inc.	1,132,900	800
			3,039
Poland (0.2%)
*,1	Allegro.eu SA	133,365	1,236
	KGHM Polska Miedz SA	30,774	1,062
			2,298
Romania (0.3%)
	Banca Transilvania SA	4,352,156	2,601
Russia (4.7%)
	LUKOIL PJSC ADR	173,266	15,516
	Sberbank of Russia PJSC ADR	910,076	12,766
	MMC Norilsk Nickel PJSC ADR	201,769	5,704
	Gazprom PJSC ADR	531,826	4,630
	Sberbank of Russia PJSC	455,254	1,569
*	Moscow Exchange MICEX-RTS PJSC	536,630	1,011
	Magnit PJSC GDR (Registered)	64,761	853
*	Ozon Holdings plc ADR	37,493	775
	Mobile TeleSystems PJSC ADR	93,946	718
	Novatek PJSC GDR (Registered)	2,374	501
	MMC Norilsk Nickel PJSC	1,247	350
			44,393
Singapore (0.6%)
	Wilmar International Ltd.	1,612,000	5,128
*	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,242,476	—
			5,128
South Africa (2.6%)
*	Sasol Ltd.	366,233	8,245

		Shares	Market Value ($000)
	AngloGold Ashanti Ltd. ADR	263,313	4,892
	Impala Platinum Holdings Ltd.	188,855	2,912
	FirstRand Ltd.	716,584	2,889
	Gold Fields Ltd.	125,482	1,345
	Reunert Ltd.	404,483	1,260
	Rand Merchant Investment Holdings Ltd.	370,306	1,170
	Old Mutual Ltd. (XZIM)	917,728	827
	Sibanye Stillwater Ltd.	209,645	781
	Harmony Gold Mining Co. Ltd.	109,898	401
			24,722
South Korea (6.5%)
	Samsung Electronics Co. Ltd.	252,577	15,710
	SK Hynix Inc.	66,354	6,868
	LG Chem Ltd.	10,643	5,705
	Hyundai Motor Co.	30,927	4,985
	POSCO	16,576	3,708
	Samsung Electronics Co. Ltd. Preference Shares	65,745	3,698
	DB Insurance Co. Ltd.	67,580	3,385
	Samsung SDI Co. Ltd.	6,371	3,162
	Hankook Tire & Technology Co. Ltd.	86,762	2,450
	Shinhan Financial Group Co. Ltd.	66,550	2,131
*	Coupang Inc.	91,736	1,910
	Hana Financial Group Inc.	45,800	1,726
	KB Financial Group Inc.	32,680	1,620
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	21,091	1,426
	NAVER Corp.	4,167	1,101
*	Doosan Bobcat Inc.	33,254	1,043
*	LG Energy Solution	1,847	689
			61,317
Taiwan (12.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,899,885	67,051
	MediaTek Inc.	331,156	13,153
	Hon Hai Precision Industry Co. Ltd.	2,349,685	8,785
	Lite-On Technology Corp.	2,052,000	4,739
	Compal Electronics Inc.	5,081,000	4,647
*	Yageo Corp.	232,655	3,965
	ASE Technology Holding Co. Ltd.	995,224	3,625
	United Integrated Services Co. Ltd.	388,000	2,476
	Elite Material Co. Ltd.	239,000	2,330
	Realtek Semiconductor Corp.	109,338	2,121
	Parade Technologies Ltd.	27,138	2,004
	E.Sun Financial Holding Co. Ltd.	1,217,531	1,280
	Airtac International Group	23,883	839
	Globalwafers Co. Ltd.	28,456	812
	ASPEED Technology Inc.	7,158	804
	Nan Ya Printed Circuit Board Corp.	37,603	660
	China Steel Corp.	490,872	601
	ASMedia Technology Inc.	8,790	507
			120,399
Thailand (1.9%)
	Siam Commercial Bank PCL NVDR	1,466,800	5,576
	Charoen Pokphand Foods PCL	5,736,000	4,372
	Kasikornbank PCL NVDR	620,079	2,807
	Bangkok Bank PCL NVDR	469,100	1,919
	CP ALL PCL	514,145	974
	Bangkok Bank PCL (Registered)	215,800	883
	Kasikornbank PCL	191,064	865

		Shares	Market Value ($000)
	Central Pattana PCL	307,170	505
			17,901
Turkey (0.7%)
	Tofas Turk Otomobil Fabrikasi A/S	612,514	3,678
	Akbank TAS	4,650,486	2,802
			6,480
United Arab Emirates (0.6%)
[2]	Abu Dhabi Commercial Bank PJSC	2,389,934	5,851
United Kingdom (1.6%)
	Standard Chartered plc	914,940	6,663
	Antofagasta plc	122,965	2,237
	Fresnillo plc	237,806	2,015
	Polymetal International plc	121,016	1,739
	Anglo American plc	21,347	941
*	Bank of Cyprus Holdings plc	473,677	571
	Hikma Pharmaceuticals plc	9,128	257
	Ferrexpo plc	72,875	239
			14,662
United States (3.1%)
	Cognizant Technology Solutions Corp. Class A	63,989	5,466
	Credicorp Ltd.	34,440	4,933
	Freeport-McMoRan Inc.	118,857	4,424
*	Flex Ltd.	241,216	3,903
*	MercadoLibre Inc.	3,262	3,693
*	Sea Ltd. ADR	14,891	2,238
*	Copa Holdings SA Class A	23,156	1,935
*	Afya Ltd. Class A	89,425	1,295
*	Yandex NV Class A	25,910	1,245
*	StoneCo. Ltd. Class A	18,159	283
			29,415
Vietnam (0.1%)
[1]	Vinhomes JSC	181,402	650
Total Common Stocks (Cost $748,600)			882,499
Temporary Cash Investments (5.3%)
Money Market Fund (5.3%)
[4]	Vanguard Market Liquidity Fund, 0.120% (Cost $49,874)	498,822	49,877
Total Investments (99.5%) (Cost $798,474)			932,376
Other Assets and Liabilities—Net (0.5%)			4,321
Net Assets (100%)			936,697
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $30,418,000, representing 3.2% of net assets.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2022	642	39,316	(589)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	2/4/22	HKD	588	USD	76	—	—
State Street Bank & Trust Co.	2/7/22	HKD	124	USD	16	—	—
State Street Bank & Trust Co.	2/7/22	HKD	50	USD	6	—	—
State Street Bank & Trust Co.	2/3/22	PHP	1,546	USD	30	—	—
State Street Bank & Trust Co.	2/4/22	PHP	1,412	USD	28	—	—
State Street Bank & Trust Co.	2/7/22	USD	236	CNY	1,508	—	—
State Street Bank & Trust Co.	2/4/22	USD	117	HKD	914	—	—
State Street Bank & Trust Co.	2/7/22	USD	81	HKD	634	—	—
						—	—
CNY—Chinese renminbi.
HKD—Hong Kong dollar.
PHP—Philippines Peso.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	133,813	—	—	133,813
Common Stocks—Other	43,458	699,377	5,851	748,686
Temporary Cash Investments	49,877	—	—	49,877
Total	227,148	699,377	5,851	932,376
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	589	—	—	589
Forward Currency Contracts	—	—	—	—
Total	589	—	—	589
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2022 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,764	3,661	2,668	(19)	30	18	—	2,768
Vanguard Market Liquidity Fund	59,595	NA1	NA1	(6)	(1)	11	1	49,877
Total	61,359			(25)	29	29	1	52,645
1	Not applicable—purchases and sales are for temporary cash investment purposes.